Financial Instruments (Details) - Schedule of financial liabilities at amortized cost - Financial Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of financial liabilities at amortized cost [Line Items]
Trade payables and accrued liabilities	$ 14,480	$ 2,696
Credit facility	60,002
Long-term debt	11,167	17,345
Lease liabilities	13,573	11,023
Total	$ 99,222	$ 31,064